SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Receivables [Abstract]
Accounts receivable	$ 669,488	$ 568,940
Less: allowance for expected credit loss	(57,740)	(49,573)
Accounts receivable, net	$ 611,748	$ 519,367